Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE,NET [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2017	December 31, 2016
Accounts receivable	$80,037	$85,266
Less: provision for doubtful receivables	(19,706)	(19,437)
Accounts receivable, net	$60,331	$65,829

Changes to the provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at Beginning of Period	Charges to Costs and Expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2015	$(18,464)	$(59)	$245	$(18,278)
Year ended December 31, 2016	$(18,278)	$(1,304)	$145	$(19,437)
Year ended December 31, 2017	$(19,437)	$(269)	$—	$(19,706)

Concentration of credit risk with respect to accounts receivable is limited due to the Company’s large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company’s trade receivables. For the year ended December 31, 2017, no customers accounted for more than 10% of the Company’s revenue. For the year ended December 31, 2016, two customers accounted for 14.7% and 13.1%, respectively, of the Company’s revenue. For the year ended December 31, 2015, one customer accounted for 15.1% of the Company’s revenue being the customer who accounted for 14.7% in the year ended December 31, 2016.